Taxation - Statement of Profit or Loss of Taxation (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [Line Items]
Current taxation		€ 1,970	€ 1,851	€ 2,015
Deferred taxation		(318)	265	524
Effective tax amount	[1]	1,652	2,116	2,539
Netherlands [member]
Disclosure Of Income Taxes [Line Items]
Current taxation		488	587	488
Deferred taxation		(51)	151	324
Effective tax amount		437	738	812
International [member]
Disclosure Of Income Taxes [Line Items]
Current taxation		1,481	1,264	1,527
Deferred taxation		(267)	114	200
Effective tax amount		€ 1,214	€ 1,379	€ 1,727

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.